CONSOLIDATED BALANCE SHEETS (Parenthetical) - ₪ / shares	Jun. 30, 2015	Dec. 31, 2014
CONSOLIDATED BALANCE SHEETS [Abstract]
Ordinary Shares, par value per share	₪ 0.20	₪ 0.20
Ordinary Shares, shares authorized	9,997,670	9,997,670
Ordinary Shares, shares issued	8,588,093	8,447,307
Ordinary Shares, shares outstanding	8,588,093	8,447,307